Note 9 - Income Taxes - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Future tax credits	$ 4,995	$ 5,244
Inventory valuation	8,797	3,098
Employee benefits	2,335	2,191
Insurance	471	345
State depreciation basis differences	3,218	0
Operating leases	942	0
Intangibles	1,514	0
Other comprehensive loss	7,117	8,975
Interest	8	3
Prepaid revenue	296	374
Net operating loss and other tax attribute carryovers	630	610
Other	339	0
Total assets	30,662	20,840
Property basis and depreciation difference	26,449	21,807
Inventory valuation	2,101	0
Intangibles	0	17
Right-of-use assets	7,045	5,764
Pension	21,528	21,253
Other	169	1,012
Total liabilities	(57,292)	(49,853)
Valuation allowance - noncurrent	(4,995)	(3,931)
Deferred income tax liability, net	$ (31,625)	$ (32,944)